Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued Capital	Additional paid-in capital	Other Reserves	Other comprehensive income and Other	Retained Earnings	Treasury shares	Total	Non-Controlling interest
Balance at beginning of period at Dec. 31, 2019	R$ 7,155,959	R$ 23	R$ 5,409,895	R$ 1,533,551	R$ 209,927	R$ 0	R$ 0	R$ 7,153,396	R$ 2,563
Net income for the year	2,081,489					2,076,430		2,076,430	5,059
Other comprehensive income, net	21,079				21,079			21,079
Private issuance of shares	1,412,930		1,412,930					1,412,930
Transactions costs from proceeds from the issuance of shares	(1,649)		(1,649)					(1,649)
Share based plan	232,791			232,785				232,785	6
Other changes in equity	582				(362)			(362)	944
Treasury shares	0
Transfer to capital reserves	0			2,076,430		(2,076,430)
Dividends distributed	(5,567)								(5,567)
Balance at end of period at Dec. 31, 2020	10,897,614	23	6,821,176	3,842,766	230,644	0	0	10,894,609	3,005
Net income for the year	3,592,460					3,589,416		3,589,416	3,044
Other comprehensive income, net	(546,798)				(546,798)			(546,798)
Private issuance of shares	112,642		0	112,642				112,642
Share based plan	561,457			561,455				561,455	2
Other changes in equity	(22,781)			(4,140)	(18,409)			(22,549)	(232)
Treasury shares	(171,939)						(171,939)	(171,939)
Treasury shares	0
Transfer to capital reserves	0			3,589,416		(3,589,416)
Dividends distributed	(3,026)								(3,026)
Balance at end of period at Dec. 31, 2021	14,419,629	23	6,821,176	8,102,139	(334,563)	0	(171,939)	14,416,836	2,793
Net income for the year	3,580,211					3,579,050		3,579,050	1,161
Other comprehensive income, net	215,713				215,713			215,713
Private issuance of shares	70,031	1	70,030	0				70,031
Share based plan	584,772		95,241	488,746				583,987	785
Other changes in equity	(11,503)			0	(15,059)			(15,059)	3,556
Treasury shares	(1,814,823)						(1,814,823)	(1,814,823)
Transfer to capital reserves	0			3,579,050		(3,579,050)
Dividends distributed	(1,820)								(1,820)
Balance at end of period at Dec. 31, 2022	R$ 17,042,210	R$ 24	R$ 6,986,447	R$ 12,169,935	R$ (133,909)	R$ 0	R$ (1,986,762)	R$ 17,035,735	R$ 6,475